Nature of business and organization	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Infobird Co., Ltd (“Infobird Cayman” or the “Company”) is a holding company incorporated on March 26, 2020 under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding share capital of Infobird International Limited (“Infobird HK”) established under the laws of Hong Kong on April 21, 2020.

Infobird HK is also a holding company holding all of the outstanding equity of Infobird Digital Technology (Beijing) Co., Ltd (“Infobird WFOE”) which was established on May 20, 2020 under the laws of the People’s Republic of China (“PRC” or “China”).

The Company, through its variable interest entity (“VIE”), Beijing Infobird Software Co., Ltd (“Infobird Beijing”), a PRC limited liability company established on October 26, 2001, and through its subsidiaries, is a software-as-a-service (“SaaS”) provider of innovative AI-powered (artificial intelligence enabled) customer engagement solutions in China. The Company primarily provides standard and customized customer relationship management cloud-based services, such as SaaS, and business process outsourcing (“BPO”), services to its clients.

On October 17, 2013, Infobird Beijing established its 90.18% owned subsidiary, Guiyang Infobird Cloud Computing Co., Ltd (“Infobird Guiyang”), a PRC limited liability company. Infobird Guiyang also engages in software development and mainly provides BPO services to its customers. On June 20, 2012, Infobird Beijing established a 99.95% owned subsidiary, Anhui Xinlijia E-commerce Co., Ltd (formerly known as Anhui Infobird Software Information Technology Co., Ltd) (“Infobird Anhui”), a PRC limited liability company. Infobird Anhui also engages in software development and mainly provides cloud services and technology solutions to customers.

On May 27, 2020, Infobird Cayman completed a reorganization of entities under common control of its then existing shareholders, who collectively owned all of the equity interests of Infobird Cayman prior to the reorganization. Infobird Cayman and Infobird HK were established as the holding companies of Infobird WFOE. Infobird WFOE is the primary beneficiary for accounting purposes of Infobird Beijing and its subsidiaries. All of these entities are under common control which results in the consolidation of Infobird Beijing and subsidiaries which have been accounted for as a reorganization of entities under common control at carrying value. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary for accounting purposes of Infobird Beijing because it has both of the following characteristics: (1) the power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and (2) the right to receive benefits from Infobird Beijing that could potentially be significant to such entity. The unaudited interim condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying unaudited interim condensed consolidated financial statements of Infobird Cayman.

On December 2, 2021, Infobird Beijing completed its 51% acquisition of Shanghai Qishuo Technology Inc. (“Shanghai Qishuo”), a PRC limited liability company and a SaaS provider of big data analysis to retail stores aimed at operation improvement, for approximately $1.3 million (RMB 8.6 million). Shanghai Qishuo is a fast-growing provider of consumer product and retail store digitalization solutions.

On May 31, 2022, Infobird Anhui completed its 100% acquisition of Hefei Weiao Information Technology Co., Ltd (“Anhui Weiao”), a PRC limited liability company owned VATS License with the business scope of “Nationwide Domestic Call Center Services” to improve our cloud-based services.

The accompanying unaudited interim condensed consolidated financial statements reflect the activities of Infobird Cayman and each of the following entities:

Name	Background	Ownership
Infobird International Limited (“Infobird HK”)	● A Hong Kong company ● Incorporated on April 21, 2020 ● A holding company	100% owned by Infobird Cayman
Infobird Digital Technology (Beijing) Co., Ltd (“Infobird WFOE”)	● A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) ● Incorporated on May 20, 2020 ● Registered capital of $15,000,000 (RMB 106,392,000) ● A holding company	100% owned by Infobird HK
Beijing Infobird Software Co., Ltd (“Infobird Beijing”)	● A PRC limited liability company ● Incorporated on October 26, 2001 ● Registered capital of $2,417,947 (RMB 16,624,597) ● Software developing that provides software as a service (SaaS)	VIE of Infobird WFOE
Guiyang Infobird Cloud Computing Co., Ltd (“Infobird Guiyang”)	● A PRC limited liability company ● Incorporated on October 17, 2013 ● Registered capital of $1,777,645 (RMB 12,222,200) ● Software developing that provides software as a service (SaaS)	90.18% owned by Infobird Beijing
Anhui Xinlijia E-commerce Co., Ltd (formerly known as Anhui Infobird Software Information Technology Co., Ltd) (“Infobird Anhui”)	● A PRC limited liability company ● Incorporated on June 20, 2012 ● Registered capital of $1,454,440 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)	99.95% owned by Infobird Beijing
Shanghai Qishuo Technology Inc. (“Shanghai Qishuo”)	● A PRC limited liability company ● Incorporated on April 10, 2014 ● Registered capital of $156,922 (RMB 1,000,000) ● Software developing that provides software as a service (SaaS)	51% owned by Infobird Beijing
Hefei Weiao Information Technology Co., Ltd (“Anhui Weiao”)	● A PRC limited liability company ● Incorporated on May 25, 2018 ● Registered capital of $1,439,325 (RMB 10,000,000) ● Software developing that provides software as a service (SaaS)	100% owned by Infobird Anhui

Contractual Arrangements

Due to legal restrictions on foreign ownership and investment in, among other areas, the development and operation of information technology in China, including cloud computing and big data analytics, the Company operates its businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. Neither the Company nor its subsidiaries own any equity interest in Infobird Beijing. As such, Infobird Beijing is controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries. Such contractual arrangements consist of a series of three agreements, along with shareholders’ powers of attorney (“POAs”) and spousal consent letters (collectively the “Contractual Arrangements”, which were signed on May 27, 2020).

The significant terms of the Contractual Arrangements are as follows:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Infobird WFOE and Infobird Beijing, Infobird WFOE has the exclusive right to provide Infobird Beijing with technical support services, consulting services and other services, including technical support and training, business management consultation, consultation, collection and research of technology and market information, marketing and promotion services, customer order management and customer services, lease equipment or properties, provide legitimate rights to use software license, provide deployment, maintenances and upgrade of software, design installation, daily management, maintenance and updating network system, hardware and database, and other services requested by Infobird Beijing from time to time to the extent permitted under PRC law. In exchange, Infobird WFOE is entitled to a service fee that equals to all of the consolidated net income. The service fee may be adjusted by Infobird WFOE based on the actual scope of services rendered by Infobird WFOE and the operational needs and expanding demands of Infobird Beijing. Pursuant to the exclusive business cooperation agreement, the service fees may be adjusted based on the actual scope of services rendered by Infobird WFOE and the operational needs of Infobird Beijing.

The exclusive business cooperation agreement remains in effect unless terminated in accordance with the following provision of the agreement or terminated in writing by Infobird WFOE.

During the term of the exclusive business cooperation agreement, Infobird WFOE and Infobird Beijing shall renew the operation term prior to the expiration thereof so as to enable the exclusive business cooperation agreement to remain effective. The exclusive business cooperation agreement shall be terminated upon the expiration of the operation term of either Infobird WFOE or Infobird Beijing if the application for renewal of the operation term is not approved by relevant government authorities. If an application for renewal of the operation term is not approved, according to the PRC Company Law, the expiration of the operation term may lead to the dissolution and cancellation of such PRC company.

Exclusive Option Agreements

Pursuant to the exclusive option agreements among Infobird WFOE, Infobird Beijing and the shareholders who collectively owned all of Infobird Beijing, such shareholders jointly and severally grant Infobird WFOE an option to purchase their equity interests in Infobird Beijing. The purchase price shall be the lowest price then permitted under applicable PRC laws. Infobird WFOE or its designated person may exercise such option at any time to purchase all or part of the equity interests in Infobird Beijing until it has acquired all equity interests of Infobird Beijing, which is irrevocable during the term of the agreements.

The exclusive option agreements remains in effect until all equity interest held by shareholders in Infobird Beijing has been transferred or assigned to Infobird WFOE and/or any other person designated by the Infobird WFOE in accordance with such agreement.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, among Infobird WFOE, Infobird Beijing, and the shareholders who collectively owned all of Infobird Beijing, such shareholders pledge all of the equity interests in Infobird Beijing to Infobird WFOE as collateral to secure the obligations of Infobird Beijing under the exclusive business cooperation agreement and exclusive option agreements. These shareholders are prohibited from transferring the pledged equity interests without the prior consent of Infobird WFOE unless transferring the equity interests to Infobird WFOE or its designated person in accordance to the exclusive option agreements.

The equity interest pledge agreements shall come into force the date on which the pledged interests are recorded, which is within three (3) days after signing of the agreements on May 27, 2020, under Infobird Beijing’s register of shareholders and are registered with the competent Administration for Market Regulation of Infobird Beijing until all of the obligations to Infobird WFOE have been fulfilled completely by Infobird Beijing. Nineteen shareholders of Infobird Beijing have registered the pledges of equity interest with the competent Civil Code of the PRC and Infobird Beijing intends to register the pledge of equity interest of one shareholder with the competent Administration for Market Regulation once practicable.

Shareholders’ Powers of Attorney (“POAs”)

Pursuant to the shareholders’ POAs, the shareholders of Infobird Beijing give Infobird WFOE an irrevocable proxy to act on their behalf on all matters pertaining to Infobird Beijing and to exercise all of their rights as shareholders of Infobird Beijing, including the (i) right to attend shareholders meeting; (ii) to exercise voting rights and all of the other rights including but not limited to the sale or transfer or pledge or disposition of the shares held in part or in whole; and (iii) designate and appoint on behalf of the shareholder the legal representative, the directors, supervisors, the chief executive officer and other senior management members of Infobird Beijing, and to sign transfer documents and any other documents in relation to the fulfillment of the obligations under the exclusive option agreements and the equity interest pledge agreements. The shareholders’ POAs shall remain in effect while the shareholders of Infobird Beijing hold the equity interests in Infobird Beijing.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of the shareholders of Infobird Beijing commit that they have no right to make any assertions in connection with the equity interests of Infobird Beijing, which are held by the shareholders. In the event that the spouses obtain any equity interests of Infobird Beijing, which are held by the shareholders, for any reasons, the spouses of the shareholders shall be bound by the exclusive option agreement, the equity interest pledge agreement, the shareholder POA and the exclusive business cooperation agreement and comply with the obligations thereunder as a shareholder of Infobird Beijing. The letters are irrevocable and shall not be withdrawn without the consent of Infobird WFOE.

Based on the foregoing contractual arrangements, which grant Infobird WFOE effective control of Infobird Beijing and subsidiaries and enable Infobird WFOE to receive all of their expected residual returns, the Company accounts for Infobird Beijing as a VIE. Accordingly, the Company consolidates the accounts of Infobird Beijing and subsidiaries for the periods presented herein, in accordance with Regulation S-X-3A-02 promulgated by the Securities Exchange Commission (“SEC”), and Accounting Standards Codification (“ASC”) 810-10, Consolidation.